Income taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax recovery at statutory income tax rates	$ (4,579)	$ (7,399)	$ 10,117
Change in valuation allowance	4,001	7,852	(8,540)
Permanent differences and other	562	(580)	(2,947)
Tax rate differences	16	127	1,370
Deferred income tax recovery	$ 0	$ 0	$ 0